Condensed Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Profit or loss [abstract]
Revenues	$ 9,667	$ 6,203	$ 17,173	$ 20,055
Production costs	(5,875)	(6,050)	(13,994)	(17,459)
Depletion and amortization	1,269	1,140	3,204	3,458
Cost of Sales	(7,144)	(7,190)	(17,198)	(20,917)
Gross Profit (Loss)	2,523	(987)	(25)	(862)
Administrative expenses	(1,078)	(881)	(3,167)	(2,434)
Share-based payments	(296)	(191)	(1,582)	(918)
Amortization	(128)	(79)	(260)	(188)
General and administrative expenses	(1,502)	(1,151)	(5,009)	(3,540)
Exploration	(2,001)	(858)	(2,631)	(2,829)
Other expenses, net	(744)	(200)	(1,435)	(439)
Finance expenses, net	(292)	(71)	(1,829)	(459)
Loss before income taxes	(2,016)	(3,267)	(10,929)	(8,129)
Income tax recovery (expense)	1,776	365	919	(765)
Net Loss	(240)	(2,902)	(10,010)	(8,894)
Items that may be reclassified subsequently to profit and loss:
Foreign currency translation differences	1,267	833	(5,379)	593
Total other comprehensive income (loss)	1,267	833	(5,379)	593
Total comprehensive income (loss)	1,027	(2,069)	(15,389)	(8,301)
Loss per share	$ 744	$ 200	$ 1,435	$ 439
Basic and diluted	$ (0.01)	$ (0.14)	$ (0.36)	$ (0.44)
Weighted average number of shares
Basic and diluted	31,743,702	20,690,304	27,757,750	20,141,292